Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Securities available-for-sale, amortized cost	$ 54,025	$ 40,839
Estimated fair value	$ 16,346	$ 20,968
Common stock, no par value (in dollars per share)	$ 0	$ 0
Common stock, shares authorized	12,500,000	12,500,000
Common stock, shares issued	10,615,000	10,477,000
Common stock, shares outstanding	10,615,000	10,477,000